Business, Acquisition of Assets and Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The Company’s allocation on consideration transferred for ProstaScint as of the purchase date of May 20, 2015 is as follows:

Fair Value

Tangible assets	$727,000
Intangible assets	1,590,000
Goodwill	74,000
Total assets acquired	$2,391,000

The Company’s allocation on consideration transferred for Primsol as of the purchase date of October 5, 2015 is as follows:

Fair Value

Tangible assets	$182,000
Intangible assets	1,470,000
Goodwill	147,000
Total assets acquired	$1,799,000

The Company’s allocation on consideration transferred for ProstaScint as of the purchase date May 20, 2015 is as follows:

Estimated Fair Value
Tangible assets	$727,000
Intangible assets	1,590,000
Goodwill	74,000
Total assets acquired	$2,391,000

Business Acquisition, Pro Forma Information [Table Text Block]
Pro Forma Information

The unaudited pro-forma results presented below include the effects of the ProstaScint acquisition as if it has been consummated as of July 1, 2013, with adjustments to give effect to pro forma events that are directly attributable to the acquisition which includes adjustments related to the amortization of acquired intangible assets. The unaudited pro forma results do not reflect any operating efficiency or potential cost savings which may result from the consolidation of ProstaScint. Accordingly, these unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of what the actual results of operation of the combined company would have been if the acquisition had occurred at the beginning of the period presented nor are they indicative of future results of operations and are not necessarily indicative of either future results of operations or results that might have been achieved had the acquisition been consummated as of July 1, 2013.

	Years ended June 30,
	2015	2014

Total revenue	$1,371,106	$1,736,139

Expenses
Cost of sales - ProstaScint	1,818,690	2,054,786
Research and development	3,065,626	3,933,619
Research and development - related party (Note 8)	156,988	125,587
General and administrative	4,417,884	2,388,665
Amortization and impairment of intangible assets	131,989	100,000
Loss from operations	(8,220,071)	(6,866,518)
Interest (expense) income	(114,994)	(45,553)

Net loss, before income tax	(8,335,065)	(6,912,071)
Deferred income tax benefit	23,910	813,697
Net loss	$(8,311,155)	$(6,098,374)

Prostascint Business [Member]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Future amortization from the year ended June 30, 2015 is as follows:
2016	$159,000
2017	159,000
2018	159,000
2019	159,000
2020	159,000
Thereafter	775,000
$1,570,000